Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS ETF TRUST II
(each a “Trust” and collectively, the “Trusts”)
Supplement dated August 4, 2021, to the Loomis Sayles Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated February 1, 2021 and May 1, 2021, Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated February 1, 2021, April 1, 2021, May 1, 2021, June 1, 2021 and the Natixis ETFs Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated May 1, 2021, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Securitized Asset Fund
AlphaSimplex Global Alternatives Fund AlphaSimplex Managed Futures Strategy Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Gateway Fund Gateway Equity Call Premium Fund	Loomis Sayles Small Cap Growth Fund Loomis Sayles Small Cap Value Fund
Loomis Sayles Bond Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Core Plus Bond Fund Loomis Sayles Credit Income Fund	Loomis Sayles Strategic Alpha Fund Loomis Sayles Strategic Income Fund
Loomis Sayles Fixed Income Fund	Mirova Global Green Bond Fund
Loomis Sayles Global Allocation Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Global Bond Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Global Growth Fund	Mirova U.S. Sustainable Equity Fund
Loomis Sayles Growth Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles High Income Fund	Natixis Oakmark Fund
Loomis Sayles High Income Opportunities Fund	Natixis Oakmark International Fund
Loomis Sayles Inflation Protected Securities Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Institutional High Income Fund	Natixis U.S. Equity Opportunities ETF
Loomis Sayles Intermediate Duration Bond Fund	Natixis Vaughan Nelson Mid Cap ETF
Loomis Sayles Intermediate Municipal Bond Fund	Natixis Vaughan Nelson Select ETF
Loomis Sayles International Growth Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Select Fund
Loomis Sayles Investment Grade Fixed Income Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Limited Term Government and Agency Fund
(each a “Fund” and together the “Funds”)
Effective July 30, 2021, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Current Name	New Name
Natixis Advisors, L.P.	Natixis Advisors, LLC
Natixis Distribution, L.P.	Natixis Distribution, LLC

Natixis U.S. Equity Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS ETF TRUST II
(each a “Trust” and collectively, the “Trusts”)
Supplement dated August 4, 2021, to the Loomis Sayles Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated February 1, 2021 and May 1, 2021, Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated February 1, 2021, April 1, 2021, May 1, 2021, June 1, 2021 and the Natixis ETFs Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated May 1, 2021, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Securitized Asset Fund
AlphaSimplex Global Alternatives Fund AlphaSimplex Managed Futures Strategy Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Gateway Fund Gateway Equity Call Premium Fund	Loomis Sayles Small Cap Growth Fund Loomis Sayles Small Cap Value Fund
Loomis Sayles Bond Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Core Plus Bond Fund Loomis Sayles Credit Income Fund	Loomis Sayles Strategic Alpha Fund Loomis Sayles Strategic Income Fund
Loomis Sayles Fixed Income Fund	Mirova Global Green Bond Fund
Loomis Sayles Global Allocation Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Global Bond Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Global Growth Fund	Mirova U.S. Sustainable Equity Fund
Loomis Sayles Growth Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles High Income Fund	Natixis Oakmark Fund
Loomis Sayles High Income Opportunities Fund	Natixis Oakmark International Fund
Loomis Sayles Inflation Protected Securities Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Institutional High Income Fund	Natixis U.S. Equity Opportunities ETF
Loomis Sayles Intermediate Duration Bond Fund	Natixis Vaughan Nelson Mid Cap ETF
Loomis Sayles Intermediate Municipal Bond Fund	Natixis Vaughan Nelson Select ETF
Loomis Sayles International Growth Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Select Fund
Loomis Sayles Investment Grade Fixed Income Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Limited Term Government and Agency Fund
(each a “Fund” and together the “Funds”)
Effective July 30, 2021, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Current Name	New Name
Natixis Advisors, L.P.	Natixis Advisors, LLC
Natixis Distribution, L.P.	Natixis Distribution, LLC

Natixis Vaughan Nelson Mid Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS ETF TRUST II
(each a “Trust” and collectively, the “Trusts”)
Supplement dated August 4, 2021, to the Loomis Sayles Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated February 1, 2021 and May 1, 2021, Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated February 1, 2021, April 1, 2021, May 1, 2021, June 1, 2021 and the Natixis ETFs Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated May 1, 2021, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Securitized Asset Fund
AlphaSimplex Global Alternatives Fund AlphaSimplex Managed Futures Strategy Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Gateway Fund Gateway Equity Call Premium Fund	Loomis Sayles Small Cap Growth Fund Loomis Sayles Small Cap Value Fund
Loomis Sayles Bond Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Core Plus Bond Fund Loomis Sayles Credit Income Fund	Loomis Sayles Strategic Alpha Fund Loomis Sayles Strategic Income Fund
Loomis Sayles Fixed Income Fund	Mirova Global Green Bond Fund
Loomis Sayles Global Allocation Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Global Bond Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Global Growth Fund	Mirova U.S. Sustainable Equity Fund
Loomis Sayles Growth Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles High Income Fund	Natixis Oakmark Fund
Loomis Sayles High Income Opportunities Fund	Natixis Oakmark International Fund
Loomis Sayles Inflation Protected Securities Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Institutional High Income Fund	Natixis U.S. Equity Opportunities ETF
Loomis Sayles Intermediate Duration Bond Fund	Natixis Vaughan Nelson Mid Cap ETF
Loomis Sayles Intermediate Municipal Bond Fund	Natixis Vaughan Nelson Select ETF
Loomis Sayles International Growth Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Select Fund
Loomis Sayles Investment Grade Fixed Income Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Limited Term Government and Agency Fund
(each a “Fund” and together the “Funds”)
Effective July 30, 2021, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Current Name	New Name
Natixis Advisors, L.P.	Natixis Advisors, LLC
Natixis Distribution, L.P.	Natixis Distribution, LLC

Natixis Vaughan Nelson Select ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS ETF TRUST II
(each a “Trust” and collectively, the “Trusts”)
Supplement dated August 4, 2021, to the Loomis Sayles Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated February 1, 2021 and May 1, 2021, Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated February 1, 2021, April 1, 2021, May 1, 2021, June 1, 2021 and the Natixis ETFs Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated May 1, 2021, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Securitized Asset Fund
AlphaSimplex Global Alternatives Fund AlphaSimplex Managed Futures Strategy Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Gateway Fund Gateway Equity Call Premium Fund	Loomis Sayles Small Cap Growth Fund Loomis Sayles Small Cap Value Fund
Loomis Sayles Bond Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Core Plus Bond Fund Loomis Sayles Credit Income Fund	Loomis Sayles Strategic Alpha Fund Loomis Sayles Strategic Income Fund
Loomis Sayles Fixed Income Fund	Mirova Global Green Bond Fund
Loomis Sayles Global Allocation Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Global Bond Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Global Growth Fund	Mirova U.S. Sustainable Equity Fund
Loomis Sayles Growth Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles High Income Fund	Natixis Oakmark Fund
Loomis Sayles High Income Opportunities Fund	Natixis Oakmark International Fund
Loomis Sayles Inflation Protected Securities Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Institutional High Income Fund	Natixis U.S. Equity Opportunities ETF
Loomis Sayles Intermediate Duration Bond Fund	Natixis Vaughan Nelson Mid Cap ETF
Loomis Sayles Intermediate Municipal Bond Fund	Natixis Vaughan Nelson Select ETF
Loomis Sayles International Growth Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Select Fund
Loomis Sayles Investment Grade Fixed Income Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Limited Term Government and Agency Fund
(each a “Fund” and together the “Funds”)
Effective July 30, 2021, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Current Name	New Name
Natixis Advisors, L.P.	Natixis Advisors, LLC
Natixis Distribution, L.P.	Natixis Distribution, LLC